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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan        Boston, Massachusetts   November 13, 2012
   -------------------------------  -----------------------  -----------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: 3,653,413
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number    Name

    1         028-06536               AEW Capital Management, Inc.
    ---           -------------       -------------------------------------
    2         028-06808               Natixis Global Asset Management, L.P.
    ---           -------------       -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    9/30/2012

                                                                                                            VOTING AUTHORITY
                           TITLE OF            VALUE        SH or    SH/  PUT/   INVESTMENT    OTHER   ----------------------------
   NAME OF ISSUER           CLASS    CUSIP    (X$1000)     PRN AMT   PRN  Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities  COM       015271109   78,512    1,067,900 SH         Shared-Defined  01 02     879,400      -     188,500
American Assets Trust     COM       024013104   34,078    1,272,040 SH         Shared-Defined  01 02    1,131,907     -     140,133
American Campus
 Communities              COM       024835100   32,186     733,500  SH         Shared-Defined  01 02     675,400      -      58,100
Avalon Bay Communities    COM       053484101   188,289   1,384,577 SH         Shared-Defined  01 02    1,153,077     -     231,500
Biomed Realty Trust Inc.  COM       09063H107   46,759    2,497,800 SH         Shared-Defined  01 02    2,228,200     -     269,600
Boston Properties Inc.    COM       101121101   227,901   2,060,400 SH         Shared-Defined  01 02    1,694,400     -     366,000
Brookfield Office
 Properties Inc.          COM       112900105   24,227    1,463,000 SH         Shared-Defined  01 02    1,278,900     -     184,100
Camden Property Trust     COM       133131102   63,465     984,100  SH         Shared-Defined  01 02     875,600      -     108,500
Coresite Realty Corp.     COM       21870Q105    6,945     257,800  SH         Shared-Defined  01 02     227,300      -      30,500
CubeSmart                 COM       229663109   25,955    2,016,700 SH         Shared-Defined  01 02    1,796,100     -     220,600
DDR Corp                  COM       251591103   64,034    4,168,900 SH         Shared-Defined  01 02    3,702,600     -     466,300
Dupont Fabros Technology  COM       26613Q106   60,648    2,401,900 SH         Shared-Defined  01 02    2,036,900     -     365,000
Entertainment Pptys Trust COM       29380T105   65,916    1,483,600 SH         Shared-Defined  01 02    1,257,000     -     226,600
Equity Lifestyle
 Properties               COM       29472R108   52,732     774,100  SH         Shared-Defined  01 02     654,300      -     119,800
Equity Residential        COM       29476L107   242,621   4,217,300 SH         Shared-Defined  01 02    3,565,800     -     651,500
Essex Property Trust Inc  COM       297178105   22,206     149,800  SH         Shared-Defined  01 02     131,200      -      18,600
Extra Space Storage Inc.  COM       30225T102   58,350    1,754,900 SH         Shared-Defined  01 02    1,555,500     -     199,400
Federal Realty Invs Trust COM       313747206   138,891   1,319,000 SH         Shared-Defined  01 02    1,063,400     -     255,600
First Potomac Realty
 Trust                    COM       33610F109   34,131    2,649,900 SH         Shared-Defined  01 02    2,347,500     -     302,400
Forest City Enterprises -
 Class A                  COM       345550107   48,170    3,039,100 SH         Shared-Defined  01 02    2,527,900     -     511,200
Glimcher Realty Trust     COM       379302102     528      50,000   SH         Shared-Defined  01 02     50,000       -           -
HCP Inc.                  COM       40414L109   164,345   3,694,800 SH         Shared-Defined  01 02    3,108,000     -     586,800
Health Care Reit Inc.     COM       42217K106   24,238     419,700  SH         Shared-Defined  01 02     369,400      -      50,300
Host Hotels & Resorts     COM       44107P104   142,913   8,904,207 SH         Shared-Defined  01 02    7,349,407     -   1,554,800
Kilroy Realty Corp.       COM       49427F108   83,792    1,871,200 SH         Shared-Defined  01 02    1,664,600     -     206,600
Kimco Realty Corp.        COM       49446R109   -1,774     -87,500  SH         Shared-Defined  01 02     -87,500      -           -
Kite Realty Group         COM       49803T102    7,476    1,465,871 SH         Shared-Defined  01 02    1,326,224     -     139,647
Liberty Property Trust    COM       531172104   86,302    2,381,400 SH         Shared-Defined  01 02    1,938,600     -     442,800
Macerich Company (the)    COM       554382101   115,908   2,025,300 SH         Shared-Defined  01 02    1,746,100     -     279,200
National Retail
 Properties               COM       637417106   28,234     925,700  SH         Shared-Defined  01 02     818,000      -     107,700
Omega Healthcare
 Investors                COM       681936100   52,736    2,320,100 SH         Shared-Defined  01 02    2,071,500     -     248,600
Pebblebrook Hotel Trust   COM       70509V100   12,902     551,600  SH         Shared-Defined  01 02     483,200      -      68,400
Penn Real Estate Invest
 Tst.                     COM       709102107    -476      -30,000  SH         Shared-Defined  01 02     -30,000      -           -
Piedmont Office Realty
 Trust                    COM       720190206   29,447    1,698,200 SH         Shared-Defined  01 02    1,380,000           318,200
ProLogis Inc              COM       74340W103   178,832   5,105,100 SH         Shared-Defined  01 02    4,299,900           805,200
Public Storage Inc.       COM       74460D109   207,057   1,487,800 SH         Shared-Defined  01 02    1,240,500     -     247,300
Ramco Gershenson
 Properties               COM       751452202    8,375     668,400  SH         Shared-Defined  01 02     668,400      -           -
Regency Centers Corp.     COM       758849103   55,703    1,143,100 SH         Shared-Defined  01 02    1,027,200     -     115,900
Retail Opportunity
 Investments Corp.        COM       76131N101   28,878    2,243,800 SH         Shared-Defined  01 02    2,002,500     -     241,300

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
Retail Properties of
 America Inc.             COM       76131V202   19,649    1,735,800 SH         Shared-Defined  01 02    1,536,100     -     199,700
RLJ Lodging Trust         COM       74965L101   30,369    1,606,000 SH         Shared-Defined  01 02    1,420,400           185,600
Select Income REIT        COM       81618T100   12,266     498,200  SH         Shared-Defined  01 02     451,400             46,800
Simon Property Group      COM       828806109   482,725   3,179,800 SH         Shared-Defined  01 02    2,685,000     -     494,800
Starwood Hotels & Resorts COM       85590A401   42,717     737,000  SH         Shared-Defined  01 02     655,800      -      81,200
Ventas Inc.               COM       92276F100   186,819   3,001,102 SH         Shared-Defined  01 02    2,506,902     -     494,200
Vornado Realty Trust      COM       929042109   137,436   1,695,700 SH         Shared-Defined  01 02    1,438,400     -     257,300
                                              ---------  ----------                                    ---------- ------ ----------
Column Totals                                 3,653,413  84,988,697                                    72,902,417     -  12,086,280
                                              ---------  ----------                                    ---------- ------ ----------